DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
DESCRIPTION OF BUSINESS

NOTE 1. DESCRIPTION OF BUSINESS

CSF Capital, LLC. (the “Company”) was registered in the state of Illinois, on December 12, 2016.

The business purpose of the Company is to advise and broker on debt and equity transactions for commercial real estate owners.

The Company’s registered office is located at 1141 W. Randolph Street, Floor 2, Chicago, IL 60607.

The Company’s founder and director is Rushi Shah.